10. Deferred and recoverable taxes (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Net operating losses carryforward:
Income tax losses	R$ 75,367	R$ 129,316
Negative basis of social contribution	27,132	46,555
Total deferred taxes, net	(153,468)	88,509
Deferred tax assets	73,822	276,514
Deferred tax liabilities	(227,290)	(188,005)
Allowance For Doubtful Accounts And Other Credits [Member]
Net operating losses carryforward:
Total deferred taxes, net	72,845	63,585
Breakage Provision [Member]
Net operating losses carryforward:
Total deferred taxes, net	(172,869)	0
Provision For Losses On Gla'S Acquisition [Member]
Net operating losses carryforward:
Total deferred taxes, net	143,350	143,350
Provision For Legal Proceedings And Tax Liabilities [Member]
Net operating losses carryforward:
Total deferred taxes, net	94,137	83,263
Provision for aircraft return
Net operating losses carryforward:
Total deferred taxes, net	62,642	68,438
Derivative Transactions [Member]
Net operating losses carryforward:
Total deferred taxes, net	5,335	9,603
Tax Benefit Due To Goodwill Amortization [Member]
Net operating losses carryforward:
Total deferred taxes, net	0	14,588
Slots [Member]
Net operating losses carryforward:
Total deferred taxes, net	(353,226)	(353,226)
Depreciation Of Engines And Spare Parts [Member]
Net operating losses carryforward:
Total deferred taxes, net	(174,129)	(167,913)
Reversal Of Goodwill Amortization On Gla'S Acquisition [Member]
Net operating losses carryforward:
Total deferred taxes, net	(127,659)	(127,659)
Aircraft Leases [Member]
Net operating losses carryforward:
Total deferred taxes, net	30,956	34,660
Other
Net operating losses carryforward:
Total deferred taxes, net	R$ 162,651	R$ 143,949